LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

LOOMIS SAYLES SECURITIZED ASSET FUND

Supplement dated September 16, 2009, to the Loomis Sayles High Income Opportunities Fund and the

Loomis Sayles Securitized Asset Fund Statement of Additional Information, dated February 1, 2009, as may be revised or supplemented from time to time.

Effective immediately, Robert Krantz is no longer an officer of the Loomis Sayles High Income Opportunities Fund and the Loomis Sayles Securitized Asset Fund. All references to Robert Krantz are hereby deleted.

LOOMIS SAYLES INSTITUTIONAL FUNDS

LOOMIS SAYLES RETAIL FUNDS

Supplement dated September 16, 2009 to the Loomis Sayles Institutional Funds Statement of

Additional Information and the Loomis Sayles Retail Funds Statement of Additional Information,

each dated February 1, 2009, as may be revised or supplemented from time to time.

LOOMIS SAYLES BOND FUND

LOOMIS SAYLES GLOBAL BOND FUND

For each Fund, effective immediately, under the sub-section “Investment Restrictions,” restriction (7) is hereby deleted and the following paragraph is hereby added to the end of the sub-section:

The Fund may:

(17)	Pledge its assets to the maximum extent permitted by applicable law.

LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Effective immediately, under the sub-section “Investment Restrictions,” restriction (7) is hereby deleted and the following paragraph is hereby added to the end of the sub-section:

The Fund may:

(18)	Pledge its assets to the maximum extent permitted by applicable law.

LOOMIS SAYLES SMALL CAP VALUE FUND

LOOMIS SAYLES SMALL CAP GROWTH FUND

For each Fund, effective immediately, under the sub-section “Investment Restrictions,” restriction (7) is hereby deleted and the following paragraph is hereby added to the end of the sub-section:

The Fund may:

(16)	Pledge its assets to the maximum extent permitted by applicable law.

ALL FUNDS

Effective immediately, Robert Krantz is no longer an officer of the Loomis Sayles Retail Funds. All references to Robert Krantz are hereby deleted.